Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expense	$ 402,416	$ 538,427	$ 408,410
Operating lease commitments	$ 0	$ 25,748